VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	$ 9,301,722	¥ 65,760,651	¥ 102,384,327	¥ 84,712,046
Operating expenses	5,627,296	39,783,428	54,108,938	45,075,081
Net income (loss)	2,722,413	19,246,701	25,355,905	44,072,321
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Revenues	6,461,555	45,681,441	102,384,327	84,712,046
Operating expenses	2,943,750	20,811,514	21,501,642	22,441,733
Net income (loss)	$ 1,494,181	¥ 10,563,458	¥ (3,500,635)	¥ (22,734,249)